LONG-TERM INVESTMENTS	12 Months Ended
Mar. 31, 2022
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

8. LONG-TERM INVESTMENTS

The Group’s long-term investments consist of the following:

	March 31,	March 31,
	2021	2022
	RMB	RMB

Equity investments accounted for using the equity method
Beijing Gangjian Shoubao Cultural Media Center LLP (“Gangjian Shoubao”)	4,500	4,500
Weiche Information Technology Co., Ltd. (“Weiche”)	1,167	1,495
	5,667	5,995

Equity investments accounted for using the measurement alternative
Jincheng Consumer Finance (Sichuan) Co., Ltd. (“Jincheng”)	282,761	282,761

Total long-term investments	288,428	288,756

Major investments of the Company as of March 31, 2021 and 2022 are summarized as follows:

Equity investments accounted for using the equity method

Investment in Gangjian Shoubao

In April 2019, the Company invested in Gangjian Shoubao, focusing on advertising and media business. The Company is one of the limited partners and does not have control of the partnership. The investee has not started to operate yet.

Investment in Weiche

In May 2018, the Company acquired 40% of ordinary equity interest of Weiche, a professional information technology company focusing on technology development and technology consulting service. The Company exercises significant influence in Weiche and therefore accounts for this as a long-term investment using equity method.

Equity investments accounted for using the measurement alternative

Investment in Jincheng

In September 2017, the Company invested in Jincheng, a professional consumer financial service company. The Company acquired 19% ordinary equity interest with a total consideration of RMB233.0 million. The Company exercises significant influence in Jincheng and therefore accounted for this as a long-term investment using equity method. In early 2021, as the Group completed the divesture of its historical loan-facilitation business and, the Group proposed to Jincheng its desire to give up its board seat in Jincheng. The administration process was completed in March 2021. After that, the Group could no longer execute significant influence over Jincheng. The Group accounted for the investment using the alternative method measurement, and no measurement events were identified during the fiscal year ended March 31, 2022.

On July 28, 2022, the Company entered into a borrowing agreement with a third-party to obtain a total of RMB290 million loan with 5% annum interest rate due in December 2024. The equity interest of Jincheng, with carrying amount of RMB282.8 million, is pledged in order to obtain this new loan.